SECURITY DEPOSIT (Details) - USD ($)	12 Months Ended
	May 31, 2018	Aug. 31, 2018	May 31, 2017
SECURITY DEPOSIT (Details) [Line Items]
Security Deposit	$ 0	$ 0	$ 50,000
Loss Contingency Accrual, Provision	10,000
Increase (Decrease) in Security Deposits	(50,000)
Deposit [Member]
SECURITY DEPOSIT (Details) [Line Items]
Loss Contingency Accrual, Provision	50,000
Rent Expense [Member]
SECURITY DEPOSIT (Details) [Line Items]
Loss Contingency Accrual, Provision	15,699
Remaining Amounts Due Under Lease [Member]
SECURITY DEPOSIT (Details) [Line Items]
Loss Contingency Accrual, Provision	$ 30,000